Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pre-swap annual contractual obligations of long-term debt outstanding
2026	$ 6,425
2027	6,753
2028	5,172
2029	5,095
2030	4,492
Thereafter	34,348
Total	$ 62,286	$ 56,112